Unaudited Condensed Consolidated Interim Statements of Comprehensive Income - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Consolidated Statements of Comprehensive Income [Abstract]
Net income (loss)		$ 756,606	$ 141,505	$ 1,509,237	$ (173,708)
Items that are or may be subsequently reclassified to statement of income:
Gain (loss) on net investment in foreign operations		34,517	(67,144)	(201,995)	368,536
Gain (loss) on foreign currency translation adjustments		162,985	(477,292)	(742,068)	(206,223)
Gain (loss) on cash flow hedge		460	2,634	1,292	1,323
Deferred income tax on gain on cash flow hedge		236	1,357	(328)	682
Valuation adjustments to equity (VAE) in subsidiaries	[1]	518	(3,516)	(7,491)	(7,685)
Items that will not be reclassified to statement of income:
Gains associated with pension and other postretirement benefit obligations		(1,065)	(2,680)	8,828	9,640
Income tax on gain associated with pension and other postretirement benefit obligations		(549)	680	(2,240)	(2,446)
Total other comprehensive income (loss)		197,102	(545,961)	(944,002)	163,827
Comprehensive Income (loss)		953,708	(404,456)	565,235	(9,881)
Total comprehensive income (loss) attributable to:
Company shareholders		886,381	(435,537)	317,942	(30,603)
Non-controlling interest		67,327	31,081	247,293	20,722
Total comprehensive income (loss) attributable		$ 953,708	$ (404,456)	$ 565,235	$ (9,881)

[1]	Primarily relates to foreign currency translation adjustments on conversion of indirect subsidiaries.